Financial Instruments and Financial Risk Management - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Customer information	No single customer accounts for more than 5% of the Group’s revenue;
Group's revenue	5.00%
Percentage of trade receivables that are not past due or 30 days or less past due	89.70%	94.90%
Trade receivables description	Approximately 89.7% (2020 – 94.9%) of the Group’s trade receivables are not past due or 30 days or less past due;
Gain (loss) on net investment hedge net of tax	$ (15,542)	$ (2,010)
Change in interest rates	1.00%
Derivative financial instruments as effective cash flow hedge instruments	$ 0	0
Cash Flow Hedges | Interest Rate Swap
Disclosure Of Financial Instruments [Line Items]
Gain (loss) on net investment hedge net of tax	0	(500)
Net of tax, loss on cash flow hedge recognised in other comprehensive income	0	(500)
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Amounts available under revolving credit facility	944,700	825,000
Additional amounts available under revolving credit facility	198,900	196,500
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Estimated annual net US$ denominated cash flow from operating activities	620,000	280,000
Interest Rate Risk | 30-day Libor Rate | Cash Flow Hedges | Interest Rate Swap | Variable Interest
Disclosure Of Financial Instruments [Line Items]
Variable interest debt		0
Canada, Dollars | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Additional amounts available under revolving credit facility			$ 245	$ 245
United States of America, Dollars | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Additional amounts available under revolving credit facility	$ 5,000	$ 5,000
Top of Range
Disclosure Of Financial Instruments [Line Items]
Bad debt expense to consolidated revenue	0.10%